NOTE 10 - COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 10 - COMMITMENTS AND CONTINGENCIES

Litigation

The Company may be subject to certain claims and lawsuits arising in the normal course of business. In the opinion of management, uninsured losses, if any, resulting from the ultimate resolution of these matters will not have a material effect on the Company’s consolidated financial position, results of operations, or cash flows.

Rakas vs. Medizone International, Inc. - A former consultant brought this action against the Company claiming the Company had failed to pay consulting fees under a consulting agreement. In September 2001, the parties agreed to settle the matter for $25,000. The Company, however, did not have the funds to pay the settlement and the plaintiff moved the court to enter a default judgment in the amount of $143,000 in January 2002. On May 8, 2002, the court vacated the default judgment and requested that the Company post a bond of $25,000 to cover the settlement previously entered into by the parties. The Company has been unable to post the required bond amount as of the date of this report. Therefore, the Company has recorded in accounts payable, the original default judgment in the amount of $143,000, plus fees totaling $21,308, as of December 31, 2017 and 2016. The Company intends to contest the claim if and when it is able to do so in the future.

Related Party Agreements

In July 2016, the Company issued notes to its former CEO Edwin Marshall, former Director of Operations, Jill Marshall, and Michael Shannon, President of CFGH that were in settlement of $228,109 of accounts payable – related parties, and $1,389,772 of accrued expenses – related parties into three promissory notes payable – related parties aggregating to $1,617,881. The principal amounts of the promissory notes issued were $1,065,189; $444,583 and $111,109, respectively. The promissory notes were issued in settlement of our liability to these three individuals for accrued and unpaid compensation owed for periods prior to December 31, 2009. Payment of the amounts owning under the terms of the notes is due upon the earlier to occur of (a) a change in control of the Company (as defined in the notes), (b) the executive’s death or (c) the executive’s disability as (defined in the notes or in the respective executive’s written employment agreement). In addition, in the case of the notes payable to our former executives, payment of the notes would be triggered by the Company’s failure to pay the executive’s base salary in accordance with the terms and conditions of the executive’s employment agreement because of disability.

In February 2017, Mr. Marshall and Dr. Marshall resigned from their positions with us and their employment was terminated. At that time, we entered into the Ed Marshall Severance Agreement and a similar severance agreement with Dr. Marshall (collectively, the “Marshall Severance Agreements”). Under the terms of the Marshall Severance Agreements, we agreed to the modification of the promissory notes we previously issued to the Marshalls (collectively, the “Marshall Notes”) to require monthly principal payments to Mr. Marshall of $14,000 and to Dr. Marshall of $6,900 and to waive interest except in the event of a default. We made the first payments under the Marshall Notes, but have been in default under the Marshall Notes since April 2017, and as of December 31, 2017, we owed principal of owe principal payments for approximately nine months totaling $122,500 to Mr. Marshall and to Dr. Marshall totaling $58,600. In addition, under the terms of the Marshall Notes, as a result of our default, the Marshall Notes now accrue default until payment of the default amounts at the rate of 5% of the total amount of the notes.

On March 1, 2017, the Company entered into an employment agreement with David Esposito to fill the position of Chairman and Interim CEO. The agreement stated the terms of his employment and compensation. Mr. Esposito’s compensation consisted of: (1) an annual base salary of $225,000; (2) a potential target bonus of up to 50% of base salary based on performance goals determined by the Board of Directors of the Company; (3) equity awards, and (4) standard employee benefits, including vacation. Mr. Esposito stepped down from his position as Interim CEO upon the appointment of David Dodd as the Company’s CEO effective September 18, 2017. As of September 30, 2017, the Company has accrued wages to Mr. Esposito of $123,750. Mr. Esposito remains as the Company’s Chairman of the Board of Directors.

On September 15, 2017, the Company entered into an employment agreement with David Dodd as the Company’s CEO and a member of the Board of Directors of the Company. The agreement states the terms of his employment and compensation which consists of: (1) an annual base salary of $250,000; (2) an initial target bonus of up to 65% of annual base salary based on targets established by the Board of Directors; (3) a signing bonus of 1,000,000 shares of restricted stock; (4) an additional 1,000,000 shares of restricted stock that will vest upon successful commercialization of the AsepticSure® system in the US market; and (5) benefits as offered to other executive employees. Mr. Dodd voluntarily surrendered the 1,000,000 restricted shares he received as a signing bonus on January 2, 2018. The Company also agreed to a change of control agreement that will pay severance compensation to Mr. Dodd in the event his employment is terminated by the Company without cause or by Mr. Dodd for good reason, as defined in the agreement.

On November 1, 2017, the Company entered into an employment agreement with Philip Theodore as the Company’s Executive Vice President, Operations and Administration. The agreement states the terms of his employment and compensation which consists of (1) an annual base salary of $175,000; (2) an initial target bonus of up to 45% of his annual base salary based on targets established by the Board of Directors; (3) a signing bonus of 300,000 shares of restricted stock upon his appointment; (4) an additional 300,000 shares of restricted stock that will vest upon successful commercialization of the AsepticSure® system in the US market; and (5) benefits as offered to other executive employees. Mr. Theodore voluntarily surrendered the 300,000 restricted shares he received as a signing bonus upon his appointment on January 3, 2018. The Company also agreed to a change of control agreement that will pay severance compensation to Mr. Theodore in the event that his employment is terminated by the Company without cause or by Mr. Theodore for good reason, as defined in the agreement.

In November 2017, the Company entered into change of control agreements with Michael Shannon, President of CFGH and Stephanie Sorensen, the Company’s Chief Financial Officer, with similar terms with the change of control agreements entered into with Mr. Dodd and Mr. Theodore.

Supply and License Agreement

On October 26, 2017, the Company entered into a supply and license agreement with Innovasource, LLC, (“Innovasource”) a leading manufacturer of cleaning, deodorizing and disinfecting products. Innovasource has agreed to supply the Company with its custom-formulated disinfectant product and has granted the Company an exclusive, non-transferable limited license to use its intellectual property in the marketing and sale of the AsepticSure® system in the US. The supply agreement has a five-year term that automatically renews for two-year terms unless either party provides notice of non-renewal prior to the expiration of the current term.

Distribution and License Agreements

In December 2016, the Company terminated a Distribution and License Agreement with a distributor due to lack of market development by the distributor. On October 25, 2017, the Company entered into an exclusive distribution agreement with Aglon a/s for the countries of Norway, Sweden, Finland, Denmark, and Iceland.

Other Payables

As of December 31, 2017, and 2016, the Company has recorded other payables totaling $224,852 related to certain past due payables for which the Company has not received invoices or demands for over 10 years. The statute of limitations relating to these payables has passed. Although management of the Company does not believe that the amounts will be paid, the amounts have been recorded as other payables until such time as the Company is certain that no liability exists.

Operating Leases

The Company operates a certified laboratory located at Innovation Park, Queen’s University in Kingston, Ontario, Canada, which provides a primary research and development platform. The lease term is June 30, 2016 through June 29, 2018 with a monthly lease payment of $3,550 Canadian dollars (“CD”) plus the applicable goods and services tax (“GST”). The future minimum lease payments due under this agreement are $21,300 CD plus the applicable goods and services tax. The Company has a month-to-month cancelable lease for office space located in Michigan, with monthly payments of approximately $1,000.